Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES [Abstract]:
Voyage revenue	$ 483,995	$ 414,249	$ 386,155
EXPENSES [Abstract]:
Voyage expenses	(3,608)	(3,484)	(5,533)
Voyage expenses-related parties	(3,629)	(3,139)	(2,873)
Vessels' operating expenses	(120,815)	(115,998)	(112,462)
General and administrative expenses	(6,708)	(7,517)	(3,045)
General and administrative expenses-related parties	(1,000)	(1,000)	(1,000)
Management fees-related parties	(18,469)	(16,580)	(15,171)
Amortization of drydocking and special survey costs	(7,814)	(8,084)	(8,179)
Depreciation	(105,787)	(89,958)	(80,333)
Amortization of prepaid lease rentals	(4,024)	0	0
Gain/ (Loss) on sale/disposal of vessels, net	2,543	518	(2,796)
Foreign exchange gains, net	7	8	110
Operating income	214,691	169,015	154,873
OTHER INCOME / (EXPENSES) [Abstract]:
Interest income	815	543	1,495
Interest and finance costs	(95,562)	(74,533)	(74,734)
Swaps breakage costs	(10,192)	0	0
Equity gain / (loss) on investments	(3,428)	692	0
Other, net	3,294	822	(43)
Gain / (Loss) on derivative instruments, net	5,469	6,548	(462)
Total other income / (expenses)	(99,604)	(65,928)	(73,744)
Net Income	115,087	103,087	81,129
Earnings allocated to Preferred Stock	(11,909)	(1,536)	0
Net income available to Common Stockholders	$ 103,178	$ 101,551	$ 81,129
Earnings per common share, basic and diluted	$ 1.38	$ 1.36	$ 1.2
Weighted average number of shares, basic and diluted	74,800,000	74,800,000	67,612,842